ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Accounts receivable	267,291	220,035	33,968
Allowance for doubtful accounts	(2,281)	(1,781)	(275)
Accounts receivable, net	265,010	218,254	33,693

	For the Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
The movement in the allowance for doubtful accounts were as follows:
Balance at the beginning of the year	3,091	3,091	2,281	352
Acquisition of CHS	—	—	167	26
Provisions for the year	—	700	2,925	452
Reversal of provisions from prior periods due to subsequent cash collection during the year	—	(1,510)	(749)	(116)
Amounts written off during the year	—	—	(2,843)	(439)
Balance at the end of the year	3,091	2,281	1,781	275

Provisions for allowance for doubtful debts are recorded in “general and administrative expense” in the consolidated statements of comprehensive income (loss).

Accounts receivable with carrying value of RMB76,333 and RMB51,304 (US$7,920) were pledged as collateral for bank borrowings of RMB137,942 and RMB98,980 (US$15,280) as at December 31, 2014 and 2015, respectively (note 17).